Long-Term Debt (Schedule of Long-term Debt) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 3,036,705	$ 3,121,558
Unamortized discount	1,502	1,556
Unamortized Debt Issuance Expense	41,999	44,122
Long-term Debt, Current Maturities	23,981	23,981
Long-term debt, gross, excluding current maturities	3,012,724	3,097,577
Long-term debt, net of current maturities and debt issuance costs	2,969,223	3,051,899
Parent
Debt Instrument [Line Items]
Long-term Debt, Gross	3,036,705	3,121,558
Unamortized discount	1,502	1,556
Unamortized Debt Issuance Expense	41,999	44,122
Long-term debt, net	2,993,204	3,075,880
Long-term Debt, Current Maturities	23,895	23,895
Long-term debt, net of current maturities and debt issuance costs	$ 2,968,854	$ 3,051,481
Parent | Line of Credit | Bank Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate at period end	4.162%	3.882%
Unamortized discount	$ 1,502	$ 1,556
Unamortized Debt Issuance Expense	22,440	23,795
Parent | Senior Notes | 6.875 % Senior Notes Due 2023
Debt Instrument [Line Items]
Unamortized discount	0	0
Unamortized Debt Issuance Expense	$ 9,017	$ 9,455
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%
Parent | Senior Notes | 6.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Unamortized discount	$ 0	$ 0
Unamortized Debt Issuance Expense	$ 10,542	$ 10,872
Debt Instrument, Interest Rate, Stated Percentage	6.375%	6.375%
Parent | Other Debt Obligations [Member] | Other
Debt Instrument [Line Items]
Unamortized discount	$ 0	$ 0
Unamortized Debt Issuance Expense	$ 0	$ 0
Debt Instrument, Interest Rate, Stated Percentage	5.80%	5.80%
Fair Value, Measurements, Nonrecurring [Member] | Parent | Line of Credit | Bank Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,536,251	$ 1,621,054
Long-term debt, net	1,512,309	1,595,703
Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | 6.875 % Senior Notes Due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	750,000	750,000
Long-term debt, net	740,983	740,545
Fair Value, Measurements, Nonrecurring [Member] | Parent | Senior Notes | 6.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term Debt, Gross	750,000	750,000
Long-term debt, net	739,458	739,128
Fair Value, Measurements, Nonrecurring [Member] | Parent | Other Debt Obligations [Member] | Other
Debt Instrument [Line Items]
Long-term Debt, Gross	454	504
Long-term debt, net	$ 454	$ 504